Pensions and other post-employment benefits - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) plan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	€ (4,849)	€ (3,959)
Employer contributions expected to be paid next year	55
Amount transferred in excess of pension assets	38	131
Effect of asset ceiling
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	85	87	€ 84
Present value of defined benefit obligation
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	15,789	16,868	€ 18,312
Settlements	€ 178	€ 501
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	92.00%	93.00%
Percentage of total plan assets (as a percent)	91.00%	91.00%
United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	2
Number of unions with continuing coverage | plan	2
Number of separate trusts in addition to the Master Trust | plan	2
Total number of pension plans | plan	2
Estimated direct benefit payments	€ 108
Germany foreign defined benefit plans and post retirement plans
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	2
Nokia Retirement Plan For Former NSN & ALU Employees
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	1
United States foreign defined benefit plans
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	99.00%
United Kingdom
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	€ (207)	€ (175)
United Kingdom | Effect of asset ceiling
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	0	0
United Kingdom | Present value of defined benefit obligation
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	529	€ 782
Settlements	€ 178
Securities, equity | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	20.00%
Investments, fixed income | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	80.00%